Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS

On February 22, 2013, the Company closed on an amended and restated agreement of its $105,000 secured credit facility with First Tennessee Bank, NA. The facility was converted from secured to unsecured with a capacity of $100,000 and a maturity date of February 2016. Amounts outstanding bear interest at an annual rate equal to one-month LIBOR plus a spread of 155 to 210 basis points, depending on the Company's leverage ratio. Under the terms of the agreement, the Company also obtained a $50,000 unsecured term loan that bears interest at LIBOR plus 190 basis points and matures in February 2018. The $100,000 facility also provides that in the event the Company obtains an investment grade rating, it may make a one-time irrevocable election to use its credit rating to determine the interest rate on the facility. If the Company were to make such an election, the facility would bear interest at an annual rate equal to LIBOR plus a spread of 100 to 175 basis points.

In February 2013, Woodstock GA Investments, LLC, a joint venture in which the Company owns a 75.0% interest, received $3,525 of the balance on its $6,581 note receivable.

In February 2013, the Company retired an operating property loan with a principal balance of $13,482 outstanding as of December 31, 2012 with borrowings from its secured credit facility. The loan was secured by Statesboro Crossing in Statesboro, GA.

In January 2013, the Company retired an operating property loan with a principal balance of $63,639 outstanding as of December 31, 2012 with borrowings from its unsecured credit facilities. The loan was secured by Westmoreland Mall in Greensburg, PA.

In January 2013, TIF bonds, received in a private placement as consideration for infrastructure improvements made by the Company related to the development of a community center, were redeemed for $12,000. The Company adjusted the value of the bonds to their net realizable value as of December 31, 2012.

Subsequent to December 31, 2012, the Company and Jinsheng amended the secured note to extend the maturity date until May 2013. Furthermore, the secured note will bear interest of 8.0% until the extended maturity date and, if not paid prior to or on the maturity date, will thereafter bear interest at 30.0%.